Cash Flows Information - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 1,277,107	$ 39,092,238	$ 23,677,682	$ 27,680,862
Increase (decrease) in prepayments for property, plant and equipment	13,141	402,255	90,560	(89,337)
Decrease (increase) in payables for property, plant and equipment	63,452	1,942,259	982,260	(823,171)
Capitalized borrowing costs	(1,643)	(50,309)	(51,262)	(54,191)
Payments for property, plant and equipment	1,352,057	41,386,443	24,699,240	26,714,163
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	37,028	1,133,435	1,487,334	692,826
Decrease (increase) in other receivables	(189)	(5,791)	876	(22,626)
Proceeds from disposal of property, plant and equipment	36,839	1,127,644	1,488,210	670,200
Payments for investment properties
Purchase of investment properties	4,112	125,853	186,535
Capitalized borrowing costs	(3)	(89)	(13)
Proceeds from disposals of investment property	4,109	125,764	186,522
Payments for other intangible assets
Purchase of other intangible assets	17,565	537,659	277,825	675,144
Decrease (increase) in other payables	1,310	40,106	60,159	(120,938)
Increase in other non-current liabilities				(40,313)
Purchase of intangible assets classified as investing activities	$ 18,875	$ 577,765	337,984	$ 513,893
Net cash inflow from disposal of subsidiaries
Consideration from disposal of subsidiaries			7,046,464
Increase in other payables			3,552
Cash and cash equivalents disposed of			(29,133)
Net cash inflow from disposal of subsidiaries			$ 7,020,883